Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets
Cash	$ 122,051	$ 513,431		$ 25,000
Prepaid expenses and other current assets	296,127	298,750
Total Current Assets	418,178	812,181		25,000
Deferred offering costs				64,331
Investments held in Trust Account	345,050,341	345,019,584
Total Assets	345,468,519	345,831,765		89,331
Current liabilities
Accrued expenses	3,866,545	2,472,438		1,000
Accrued offering costs				64,331
Total Current Liabilities	3,866,545	2,472,438		65,331
Warrant liabilities – Private Placement	3,729,920	5,846,800
Warrant liabilities – Public Warrants	5,133,600	8,047,125
Deferred underwriting fee payable	12,075,000	12,075,000
Total Liabilities	24,805,065	28,441,363		65,331
Commitments and Contingencies
Class A common stock subject to possible redemption	345,000,000	345,000,000
Stockholders’ (Deficit) Equity
Preferred stock, value
Class A common stock, value
Class B common stock, value	863	863	[1]	863	[1]
Additional paid-in capital				24,137
Accumulated deficit	(24,337,409)	(27,610,461)		(1,000)
Total Stockholders’ Deficit	(24,336,546)	(27,609,598)		24,000
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 345,468,519	$ 345,831,765		$ 89,331

[1]	At December 31, 2020, included an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter (see Note 7). On December 11, 2020, the Company effected a 47.91667-for-1 stock split, and on February 11, 2021, the Company effected a stock dividend of 1.2 shares of Class B common stock for each share of Class B common stock outstanding prior to the dividend, resulting in 8,625,000 shares of Class B common stock being issued and outstanding. All share and per-share amounts have been retroactively adjusted to reflect the stock split.